UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

600 University Street, Suite 3010

Seattle, Washington

98101-1129

(Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (206)624-6166

Date of reporting period: March 31, 2015

	Principal Amount or Shares	Market Value
INVESTMENTS IN SECURITIES
U.S. Corporate Bonds 46.3%

Chemicals Industry 4.7%
E.I. Du Pont de Nemour, 5.250%, due December 15, 2016	1,519,000	1,633,229
Total Chemical Industry		1,633,229

Communications 7.0%
CBS Corporation, 4.625%, due May 15, 2018	2,000,000	2,168,200
Deutsche Telekom Int. Fin., 6.000%, due July 8, 2019	250,000	291,050
Total Communications		2,459,250

Consumer, Cyclical 4.5%
Target Corp., 5.875%, due July 15, 2016	1,000,000	1,066,190
Avon Products Inc., 6.500%, due March 1, 2019	500,000	497,500
Total Consumer, Cyclical		1,563,690

Consumer, Non-cyclical 3.5%
McDonald’s Corp., 5.300%, due March 15, 2017	500,000	539,695
Kraft Foods Inc., 6.500%, due August 11, 2017	250,000	279,173
Yum! Brands Inc., 5.300%, due September 15, 2019	355,000	395,832
Total Consumer, Non-cyclical		1,214,700

Energy 13.4%
PPL Energy Supply LLC, 5.700%, due October 15, 2015	80,000	80,970
Plains All American Pipeline, 6.125%, due January 15, 2017	1,345,000	1,452,492
XTO Energy Inc., 6.250%, August 1, 2017	1,000,000	1,119,500
Kinder Morgan Energy Partners, 5.950%, due February 15, 2018	460,000	508,548
Transocean Inc., 7.375%, due April 15, 2018	1,350,000	1,312,875
Hess Corporation, 8.125%, due February 15, 2019	199,000	238,929
Total Energy		4,713,314

Financial 1.0%
American Express Credit Co., 5.300%, due December 2, 2015	117,000	120,607
General Electric Capital Corp., 5.625%, due September 15, 2017	215,000	237,745
Total Financial		358,352

Paper & Forest Products Industry 1.8%
International Paper, 9.375%, due May 15, 2019	500,000	637,210
Total Paper & Forest Products Industry		637,210

Technology 4.0%
Cisco Systems Inc., 5.500%, due February 22, 2016	960,000	1,002,096
Oracle Corp., 5.000%, due July 08, 2019	250,000	282,800
Adobe Systems Inc., 4.750%, due February 1, 2020	100,000	111,671
Total Technology		1,396,567

Transportation 1.7%

FedEx Corp., 8.000%, due January 15, 2019	500,000	606,260
Total Transportation		606,260

Utilities 5.0%
Southern Power Company, 4.875%, due July 15, 2015	1,250,000	1,265,138
Southern Electric Power, 5.550%, due January 15, 2017	174,000	187,537
Metropolitan Edison, 7.700%, due January 15, 2019	250,000	298,730
Total Utilities		1,751,405

Total - US Corporate Bonds (Cost $15,546,594)		$16,333,977

U.S. Common Stock 38.0%

Chemicals - Speciality 0.1%
Terra Nitrogen Company LP	225	32,785
Total Chemicals - Specialty		32,785

Computer Software & Services 0.4%
Microsoft Corp.	3,640	147,984
Total Computer Software &Services		147,984

Construction & Mining Equipment 0.4%
Caterpillar Inc.	2,340	187,270
Total Construction & Mining Equipment		187,270

Drug Industry 1.9%
Bristol-Myers Squibb	1,500	96,750
Lilly Eli & Co.	2,000	145,300
Merck & Co. Inc.	3,460	198,881
Pfizer Inc. Com	6,240	217,090
Total Drug Industry		658,021

Electric Utility 9.9%
Aliant Energy	3,700	233,100
American Electric Power	3,540	199,125
Avista Corp.	2,000	68,360
Consolidated Edison Inc.	1,500	91,500
Duke Energy Corp.	5,095	391,194
Entergy Corporation New	2,870	222,396
Eversource Energy	4,981	251,640
Exelon Corp.	1,400	47,054
Firstenergy Corp.	1,255	44,000
General Electric	8,000	198,480
Nextra Energy	1,000	104,050
One Gas, Inc.	300	12,969
Pepco Holdings Inc.	7,080	189,956
PPL Corporation	4,945	166,449
Public Service Enterprise Group Inc.	5,500	230,560
Scana Corp.	700	38,493
Southern Company	12,530	554,828
Wisconsin Energy Corp.	2,000	99,000
Xcel Energy Inc.	9,540	332,087
Total Electric Utility		3,475,241

Exchange Traded Funds 0.8%
iShares Investment Grade Corp. Bonds	640	75,894
iShares S&P Preferred Stock Index Fund	2,516	100,917
SPDR Barclays Capital High Yield	2,600	101,972
Total Exchange Traded Funds		280,783

Financial 0.8%
Wells Fargo & Co.	3,840	208,896
Total Financial		208,896

Food Processing 1.9%
Coca Cola Company	4,725	191,599
Kraft Foods Group	4,900	426,864
Mondelez International Inc.	1,500	54,135
Total Food Processing		672,598

IT Services 0.65%
Paychex Inc.	4,600	228,229
Total Mining		228,229

Metals & Mining 0.04%
Silver Wheaton Corp.	700	13,314
Total Mining		13,314

Mutual Funds 0.3%
Blackrock Global Floating Rate Income Fund	3,179	42,821
John Hancock Preferred Income Fund	3,284	69,522
Total Mutual Funds		112,343

Natural Gas Utility 0.5%
Atmos Energy Corp.	1,500	82,950
Piedmont Natural Gas Company Inc.	2,700	99,657
Total Natural Gas Utility		182,607

Natural Gas Diversified 0.2%
ONEOK Inc.	1,200	57,888
Total Natural Gas Diversified		57,888

Office Equipment 0.2%
Pitney Bowes Inc.	3,000	69,960
Total Office Equipment		72,660

Oil / Gas Distribution 2.8%
Exxon Mobil Corp.	2,320	197,200
Kinder Morgan Inc.	14,119	593,845
Spectra Energy Corp	5,300	191,701
Total Oil / Gas Distribution		982,746

Oil Field Services and Equipment 0.1%
Diamond Offshore Drilling	1,515	40,587
Total Oil Field Services and Equipment		40,587

Petroleum Industry 0.03%
Chevron Corp.	1,800	188,964
Hollyfrontier Corp	3,400	136,918
Royal Dutch Shell	2,800	175,560
Total Petroleum Industry		501,442

Real Estate Investment Trust 9.0%
AvalonBay Communities	790	137,658
Digital Realty Trust Inc.	1,500	98,940
EPR Properties	1,900	114,057
Health Care Reit Inc.	1,570	121,455
Healthcare Realty Trust Inc.	2,300	63,894
Highwoods Properties Inc.	1,300	59,514
Hospitality Properties Trust	9,600	316,704
Liberty Property Trust	5,240	187,068
LTC Properties Inc.	4,830	222,180
Mack Cali Rlty Corp	5,600	107,968
National Retail Properties	1,470	60,226
Omega Healthcare Investors	5,831	236,564
Realty Income Corp.	7,130	367,908
Redwood Trust Inc.	2,600	46,462
Sabra Healthcare Reit Inc.	1,960	64,974
Senior Housing Properties Trust	10,400	230,776
Stag Industrial Inc.	7,130	167,698
Sun Communities	3,180	212,170
Ventas Inc.	2,100	153,342
Washington Real Estate Investment Trust	6,600	182,358
Total Real Estate Investment Trust		3,151,916

Restaurant Industry 0.6%
McDonalds Corp.	2,000	194,881
Total Restaurant Industry		194,881

Telecommunications Services 6.3%
AT&T	23,570	769,561
CenturyTel Inc.	6,900	238,395
Consolidated Communications Holdings, Inc.	9,600	195,840
Frontier Communications Corp.	192	1,354
Verizon Communications Inc.	20,540	998,860
Total Telecommunications Services		2,204,010

Total US Common Stock (Cost $12,521,798)		13,206,301

Foreign Stocks 0.25%

Britain Common Stock 0.10%
Food Processing Insustry
Unilever PLC	800	33,368
Total UK Common Stock		32,944

Canadian Common Stock 0.04%
Petroleum Industry
Penn West Petroleum	3,400	5,610
Ulities

Atlantic Power Corp	2,700	7,587
Total Canadian Common Stock		13,197

France Common Stock 0.08%
Drug Industry
Sanofi-Aventis-ADR	600	29,664
Total France Common Stock		29,664

Netherlands Common Stock 0.08%
Petroleum Industry
Seadrill Ltd.	1,200	11,220
Total Netherlands Petroleum Industry		11,220

Total Foreign Common Stock (Cost $167,757)		87,449

Publicly Traded Partnership Stocks 11.4%

Publicly Traded Partnerships - Oil/Gas Distribution 11.4%
Amerigas Partners-LP	7,230	345,160
Boardwalk Pipeline Partners	10,218	164,510
Breitburn Energy	4,700	25,756
Buckeye Partners LP	6,472	488,765
Centerpoint Energy Inc.	13,000	265,330
CVR Partners LP	4,760	62,594
Enbridge Energy Partners LP	3,700	133,237
Energy Transfer Partners LP	7,050	393,038
Enterprise Products Partners	3,200	105,376
KKR and Co. LP	2,370	54,060
Linn Energy LLC	5,890	65,143
Magellan Midstream Partners	4,700	360,537
Market West Partners LP	2,000	132,200
Nustar Energy LP Unit Com	4,100	248,870
Plains All American Pipeline	3,914	190,886
Regency Energy Partners LP	3,060	69,982
Spectra Energy Partners LP	3,466	179,504
Suburban Propane Partners LP	3,200	137,504
Targa Resources Partners LP	6,389	222,889
TC Pipelines LP	2,300	149,845
Williams Partners LP	4,541	223,508
Total Publicly Traded Partnerships Stocks- Oil/Gas Distribution		4,018,694

Total Publicly Traded Partnership (Cost $3,793,983)		4,018,694

Short-Term Investments 4.2%
Money Market Fund		$1,467,793
Total Short- Term Investments (Cost $1,467,793)		$1,467,793

TOTAL INVESTMENT IN SECURITIES (Cost $33,497,925)		$35,311,412

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Company adopted the provisions of the Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data from sources independent of the Company. Unobservable inputs reflect the Company’s own assumption about the assumptions that market participants would use in pricing the asset or liability developed on the best information available in the circumstance.

The fair value hierarchy is categorized into three levels based on the inputs as follows

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table presents information about the Company’s assets measured at fair market value as of September 30, 2014:

Investments in Securities	Level 1	Level 2	Level 3	Balance

US Corporate Bonds		16,333,977		16,333,977
US Common Stock (not incl PTP's below)	13,403,501			13,403,501
Foreign Common Stock	87,449			87,449
Publicly Traded Partnerships Stocks	4,018,694			4,018,694
Cash and Equivalents (Money Market)	1,467,793			1,467,793
TOTALS				$35,311,412

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s President and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of President

3 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis L. Jones, Sr.
Louis L. Jones, Sr.
President

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: May 29, 2015